Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 101.3%
Issuer	Shares	Value ($)
Communication Services 11.3%
Diversified Telecommunication Services 0.2%
Ooma, Inc.(a),(b)	49,684	592,730
Entertainment 2.4%
Activision Blizzard, Inc.(a),(b)	105,008	6,245,876
Sciplay Corp., Class A(a),(b)	62,356	593,941
Total		6,839,817
Interactive Media & Services 7.3%
Alphabet, Inc., Class A(a),(b)	10,175	11,822,841
Alphabet, Inc., Class C(a),(b)	7,424	8,632,702
Total		20,455,543
Media 1.4%
Discovery, Inc., Class A(a),(b)	206,100	4,006,584
Total Communication Services		31,894,674
Consumer Discretionary 0.3%
Internet & Direct Marketing Retail 0.3%
Etsy, Inc.(a),(b)	18,500	711,140
Total Consumer Discretionary		711,140
Industrials 0.7%
Electrical Equipment 0.5%
Bloom Energy Corp., Class A(a),(b)	287,800	1,505,194
Professional Services 0.2%
Nielsen Holdings PLC(b)	43,300	542,982
Total Industrials		2,048,176
Information Technology 88.4%
Communications Equipment 2.9%
Arista Networks, Inc.(a),(b)	9,379	1,899,716
Cisco Systems, Inc.(b)	33,000	1,297,230
CommScope Holding Co., Inc.(a),(b)	99,300	904,623
F5 Networks, Inc.(a),(b)	15,800	1,684,754
Plantronics, Inc.(b)	106,600	1,072,396
Telefonaktiebolaget LM Ericsson, ADR(a),(b)	152,800	1,236,152
Total		8,094,871
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 10.8%
DXC Technology Co.(b)	58,700	766,035
Euronet Worldwide, Inc.(a),(b)	8,025	687,903
Fidelity National Information Services, Inc.(b)	39,000	4,743,960
Fiserv, Inc.(a),(b)	36,300	3,448,137
Genpact Ltd.(b)	76,770	2,241,684
Global Payments, Inc.(b)	18,357	2,647,630
GoDaddy, Inc., Class A(a),(b)	68,415	3,907,181
Pagseguro Digital Ltd., Class A(a),(b)	86,858	1,678,965
Visa, Inc., Class A(b)	64,600	10,408,352
Total		30,529,847
Semiconductors & Semiconductor Equipment 39.9%
Advanced Energy Industries, Inc.(a),(b)	63,100	3,059,719
Applied Materials, Inc.(b)	195,600	8,962,392
Broadcom, Inc.(b)	61,700	14,629,070
Infineon Technologies AG	214,600	3,097,913
Inphi Corp.(a),(b)	47,305	3,745,137
Intel Corp.(b)	40,000	2,164,800
Lam Research Corp.(b)	93,305	22,393,200
Marvell Technology Group Ltd.(b)	456,492	10,330,414
Micron Technology, Inc.(a),(b)	232,804	9,791,736
NXP Semiconductors NV(b)	54,300	4,503,099
ON Semiconductor Corp.(a),(b)	433,118	5,387,988
Qorvo, Inc.(a),(b)	13,042	1,051,576
Rambus, Inc.(a),(b)	49,400	548,340
Renesas Electronics Corp.(a)	577,300	2,053,496
SMART Global Holdings, Inc.(a),(b)	38,099	925,806
Synaptics, Inc.(a),(b)	109,781	6,353,026
Teradyne, Inc.(b)	215,106	11,652,292
Xperi Corp.(b)	145,983	2,030,624
Total		112,680,628
Software 23.1%
Cerence, Inc.(a),(b)	107,833	1,660,628
Cerence, Inc.(a)	24,664	379,826
Cornerstone OnDemand, Inc.(a),(b)	27,121	861,092
Dropbox, Inc., Class A(a),(b)	183,635	3,323,794
Fortinet, Inc.(a),(b)	76,724	7,762,167
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Microsoft Corp.(b)	74,500	11,749,395
NortonLifeLock, Inc.(b)	201,475	3,769,597
Nuance Communications, Inc.(a),(b)	83,404	1,399,519
Oracle Corp.(b)	98,500	4,760,505
Palo Alto Networks, Inc.(a),(b)	26,500	4,344,940
SailPoint Technologies Holding, Inc.(a),(b)	65,619	998,721
Salesforce.com, Inc.(a),(b)	32,000	4,607,360
Splunk, Inc.(a),(b)	11,358	1,433,721
Synopsys, Inc.(a),(b)	92,389	11,898,779
TeamViewer AG(a)	44,077	1,792,213
TiVo Corp.(b)	419,700	2,971,476
Verint Systems, Inc.(a),(b)	36,174	1,555,482
Total		65,269,215
Technology Hardware, Storage & Peripherals 11.7%
Apple, Inc.(b)	67,900	17,266,291
Dell Technologies, Inc.(a),(b)	49,500	1,957,725
NetApp, Inc.(b)	166,300	6,933,047
Western Digital Corp.(b)	163,900	6,821,518
Total		32,978,581
Total Information Technology		249,553,142
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.6%
Equity Real Estate Investment Trusts (REITS) 0.6%
American Tower Corp.(b)	4,900	1,066,975
SBA Communications Corp.(b)	1,900	512,943
Total		1,579,918
Total Real Estate		1,579,918
Total Common Stocks (Cost $218,135,393)		285,787,050

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	4,059,445	4,057,415
Total Money Market Funds (Cost $4,057,489)		4,057,415
Total Investments in Securities (Cost: $222,192,882)		289,844,465
Other Assets & Liabilities, Net		(7,638,163)
Net Assets		282,206,302

At March 31, 2020, securities and/or cash totaling $282,084,552 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Deutsche Bank	USD	(1,373,166)	(54)	350.00	1/15/2021	(72,715)	(23,220)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(1,061,347)	(469)	35.00	1/15/2021	(47,819)	(27,671)
NASDAQ-100 Index	Deutsche Bank	USD	(243,781,169)	(312)	7,750.00	4/17/2020	(3,296,931)	(10,700,040)
Western Digital Corp.	Deutsche Bank	USD	(1,668,962)	(401)	90.00	1/15/2021	(148,912)	(31,880)
Total							(3,566,377)	(10,782,811)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Deutsche Bank	USD	(2,183,795)	(965)	17.00	01/15/2021	(132,166)	(197,825)
Western Digital Corp.	Deutsche Bank	USD	(1,673,124)	(402)	40.00	01/15/2021	(127,417)	(315,570)
Total							(259,583)	(513,395)
2	Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Premium Technology Growth Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	4,613,600	28,295,230	(28,849,385)	4,059,445	(263)	(74)	19,599	4,057,415
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Premium Technology Growth Fund | Quarterly Report 2020	3